SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2019	1,781,271	14.18
Granted	706,637	18.05
Vested	(696,853)	15.40
Forfeited	(131,288)	15.01
Unvested at December 31, 2019	1,659,767	15.26